Prepayments - Schedule of Prepayments (Details) - CNY (¥)		Jun. 30, 2026	Dec. 31, 2025
Short-term prepayments
Advance to suppliers for services and inventories	[1]	¥ 57,018,439	¥ 34,566,328

[1]	As of December 31, 2025 and June 30, 2026, short-term prepayments represent advance to suppliers for purchasing educational contents. Pursuant to the agreement, the educational contents will be delivered to the Company before March 31, 2027.